Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Sep. 30, 2023	Dec. 31, 2022
Non-current assets
Goodwill	€ 2,103.3	€ 2,101.6
Intangibles	2,461.7	2,457.6
Property, plant and equipment	552.2	542.9
Other non-current assets	8.0	8.1
Derivative financial instruments	3.6	0.2
Deferred tax assets	103.7	100.4
Total non-current assets	5,232.5	5,210.8
Current assets
Cash and cash equivalents	305.9	369.7
Inventories	480.0	457.1
Trade and other receivables	301.7	266.8
Indemnification assets	0.5	1.8
Derivative financial instruments	12.6	19.9
Total current assets	1,100.7	1,115.3
Total assets	6,333.2	6,326.1
Current liabilities
Trade and other payables	696.0	695.4
Current tax payable	173.4	183.0
Provisions	37.7	36.1
Loans and borrowings	20.7	22.6
Derivative financial instruments	4.4	3.7
Total current liabilities	932.2	940.8
Non-current liabilities
Loans and borrowings	2,140.6	2,142.3
Employee benefits	118.2	132.1
Other non-current liabilities	0.7	1.1
Provisions	0.3	1.3
Derivative financial instruments	38.5	56.6
Deferred tax liabilities	444.7	445.7
Total non-current liabilities	2,743.0	2,779.1
Total liabilities	3,675.2	3,719.9
Net assets	2,658.0	2,606.2
Equity attributable to equity holders
Share capital and capital reserve	1,453.3	1,596.7
Share based compensation reserve	28.0	13.8
Translation reserve	99.3	89.3
Other reserves	12.8	19.8
Retained earnings	1,064.6	886.6
Equity attributable to owners of parent	€ 2,658.0	€ 2,606.2